Related Party Transactions	12 Months Ended
Mar. 31, 2011
Related Party Transactions
Related Party Transactions

(19) Related Party Transactions

Advantest sells products to and purchases raw materials from Fujitsu Limited, its 11.6% stockholder as of March 31, 2011 and its group companies (collectively, "Fujitsu"). The terms of sales are the same as those with third parties. Advantest purchases raw materials after receiving competitive bids from several suppliers. Advantest also purchases various software products for internal use, information system related services, research and development materials and services from Fujitsu. Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2009	2010	2011
Sales of products	¥1,659	2,085	2,461
Purchases of raw materials	2,501	4,065	4,622
Receivables	418	826	696
Payables	1,021	2,372	2,717
Purchases of software, hardware and others	60	199	442
Research and development expenses, computer rentals, maintenance and other expenses	1,839	1,056	1,779

Advantest is holding approximately 35% of common stock of e-Shuttle, Inc., a subsidiary of Fujitsu, since the initial investment, which is accounted for by equity method of accounting.